Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Losses related to amounts in FDIC			$ 180,403	$ 380,401
Revenue percentage			63.00%
Revenue automotive segment			47.60%	39.40%
Current expected credit losses amount			$ 344,165	$ 359,000
Obsolescence amount			1,495,280	425,848
Impairments of intangible assets				$ 4,246,830
Fair value of reporting unit percentage				50.00%
Goodwill impairments	$ 757,283	$ 757,283	$ 10,401,218
Potential common share (in Shares)		204,849,768	780,458	4,975
Tax Benefit Recognized [Member]
Summary of Significant Accounting Policies [Line Items]
Tax benefit in largest amount			50.00%